Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 673,901	$ 666,031		$ 600,554
Less: accumulated depreciation, amortization and impairment	(468,866)	(459,001)		(407,336)
Property, plant and equipment, net	$ 205,035	207,030	$ 212,562	193,218
Land
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		10,209		9,635
Buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		46,007		44,487
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		43,091		37,421
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		210,725		187,119
Plant, Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		92,981		84,677
Computer Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		137,459		119,648
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		102,072		92,313
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		6,418		6,753
Capital Work in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross		$ 17,069		$ 18,501